Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Deferred Income Tax Assets
Stock-based compensation expense	$ 765	$ 681
Accruals, reserves, and other expenses	4,381	3,131
Loss and credit carryforwards	1,741	1,441
Amortization	4,159	9,440
Leasing liabilities	6,504	5,041
Unearned revenue	3,717	3,296
Book/tax basis differences in investments and debt	9	373
Capitalized research and development	11,442	6,958
Other	426	489
Deferred income tax assets	33,144	30,850
Less valuation allowance	(1,045)	(939)
Deferred income tax assets, net of valuation allowance	32,099	29,911
Deferred Income Tax Liabilities
Leasing assets	(6,503)	(4,680)
Depreciation	(3,940)	(2,674)
Deferred tax on foreign earnings	(1,837)	(2,738)
Other	(167)	(89)
Deferred income tax liabilities	(12,447)	(10,181)
Net deferred income tax assets	19,652	19,730
Long-term deferred income tax liabilities	(2,618)	(433)
Other Long-term Assets
Deferred Income Tax Liabilities
Other long-term assets	$ 22,270	$ 20,163